Related party transactions - Other Related Party Transactions (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013	Nov. 30, 2012
Sponsor guarantee
Related Party Transaction [Line Items]
Total amount guaranteed	$ 132,000,000	$ 146,000,000
Seabras Sapura | Secured Debt | Sapura Esmeralda
Related Party Transaction [Line Items]
Maximum borrowing capacity			$ 36,000,000	$ 179,000,000